Related Party Balances and Transactions (Details)			3 Months Ended		12 Months Ended
	Dec. 07, 2020 USD ($)	Dec. 07, 2020 MYR (RM)	Sep. 30, 2024 USD ($)	Sep. 30, 2023 USD ($)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 USD ($)
Related Party Balances and Transactions [Line Items]
Number of equal monthly installment	60 months	60 months
Repayment of loan			$ 1,159	$ 1,107	$ 4,215	$ 4,105
Chan Chong “Sam” Teo [Member]
Related Party Balances and Transactions [Line Items]
Repayment of loan	$ 27,000	RM 114,000
Outstanding balance			9,134		9,081
Outstanding balance due			1,574		2,743
Repayment of loan	$ 27,000	RM 114,000
Chan Chong “Sam” Teo [Member] | Auto Loan [Member]
Related Party Balances and Transactions [Line Items]
Percentage of interest	5.96%	5.96%
Related Party [Member]
Related Party Balances and Transactions [Line Items]
Interest expense			$ 323	$ 322	$ 1,414	$ 1,779